Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 16 - Other Current Liabilities
Other current liabilities consist of the following:

(In $ millions)	June 30, 2026	December 31, 2025
Other taxes payable and liabilities (1)	26.1	21.8
Corporate income taxes payable	9.7	8.5
Accrued end of service benefits	4.1	4.3
Advances from customer (see Note 5 - Contracts with Customers)	1.0	19.5
Other	1.5	2.1
Total	42.4	56.2
(1) Other taxes payable and liabilities includes withholding tax, payroll tax, VAT and other indirect tax related liabilities.